Stock Based and Other Management Compensation - Deferred and Restricted Stock Units Rollforwards (Details) - Deferred and Restricted Stock Units	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance | shares	0
Granted | shares	48,983
Vested | shares	(21,413)
Ending balance | shares	27,570
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance | $ / shares	$ 0.00
Granted | $ / shares	13.94
Vested | $ / shares	15.29
Ending balance | $ / shares	$ 12.88